THE WEITZ FUNDS
ONE PACIFIC PLACE, SUITE 200
1125 SOUTH 103RD STREET
OMAHA, NEBRASKA 68124
(402) 391-1980

January 6, 2011

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:	The Weitz Funds
File Nos. 811-21410 and 333-107797

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), I hereby certify on behalf of The Weitz Funds (the “Registrant”), that: (i) the form of Prospectus and Statement of Additional Information, each dated December 31, 2010, with respect to the Registrant’s separate investment series, the Weitz Research Fund, that the Registrant would have filed pursuant to Rule 497(c) under the 1933 Act, do not differ from those contained in Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A, which was filed on December 30, 2010, and which became effective on December 31, 2010, and (ii) the text of Post-Effective Amendment No. 19 was filed electronically.

Very truly yours,

 /s/ Mary K. Beerling

Mary K. Beerling
Vice President/General Counsel